Financial and capital risk management (Details 8) - Embedded Call Options Sold [Member] $ in Millions	Jun. 30, 2025	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Nominal amount of hedging instrument	746,667	746,667
Fair value of liabilities		$ (1)